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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Name:            Windhaven Investment
                                           Management, Inc.
                          Address:         One International Place
                                           33rd Floor
                                           Boston, MA 02110
                          13F File Number: 028-14230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Michael Gillespie
Title:                    Chief Compliance Officer
Phone:                    617-960-5300
Signature,                Place,                           and Date of Signing:
Michael Gillespie         Boston, MA 02110                 May 15, 2013

Report Type (Check only one.):

                          [X] 13F HOLDINGS REPORT.

                          [_] 13F NOTICE.

                          [_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  38
Form 13F Information Table Value Total:  15361125

List of Other Included Managers:         NONE

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                          Form 13F Information Table

Column 1                              Column 2    Column 3  Column 4      Column 5        Column 6  Column 7      Column 8
--------                           -------------- --------- -------- ------------------- ---------- -------- -------------------
                                                                                                              Voting Authority
                                                             Value   SHRS or  SH / PUT / Investment  Other   -------------------
Name of Issuer                     Title of Class  CUSIP    (x$1000) PRN Amt  PRN  CALL  Discretion Managers   Sole   Shared Non
--------------                     -------------- --------- -------- -------- ---- ----- ---------- -------- -------- ------ ---
EGS EMKTCONS ETF                   EGA            268461779   209728  7940040  SH           Sole              7940040
                                   EMERGING
                                   GLOBAL SHS
                                   TR
CLAYMORE EXCHANGE TRADED FD        GUGGENHEIM     18383M654   142071  2827281  SH           Sole              2827281
                                   ENHANCED
                                   SHORT
                                   DURATION
ISHARES TR                         AAA A RATED    46429B291   327224  6324383  SH           Sole              6324383
                                   CP
ISHARES                            EPRA/NAR DEV   464288489  1015438 29699846  SH           Sole             29699846
                                   R/E
ISHARES                            RUSELL 2000    464287655   503066  5333953  SH           Sole              5333953
ISHARES INC                        MSCI UTD       464286699     3620   199691  SH           Sole               199691
                                   KINGD
ISHARES INC                        MSCI           464286673     3670   263814  SH           Sole               263814
                                   SINGAPORE
ISHARES INC                        MSCI HONG      464286871   956132 48362749  SH           Sole             48362749
                                   KONG
ISHARES INC                        MSCI GERMAN    464286806   490354 20179163  SH           Sole             20179163
ISHARES GOLD TRUST                 ISHARES        464285105   534358 34253720  SH           Sole             34253720
ISHARES TR                         BARCLYS 1-3    464287457    86293  1021704  SH           Sole              1021704
                                   YR
ISHARES TR                         BARCLYS        464287440   442741  4116990  SH           Sole              4116990
                                   7-10YR
ISHARES TR                         BARCLYS TIPS   464287176   327073  2695951  SH           Sole              2695951
                                   BD
ISHARES TR                         FLTG RATE NT   46429B655   115084  2271689  SH           Sole              2271689
ISHARES TR                         JPMORGAN       464288281      895     7612  SH           Sole                 7612
                                   USD
ISHARES TR                         EAFE MIN VOL   46429B689     1659    27924  SH           Sole                27924

Column 1                              Column 2    Column 3  Column 4      Column 5        Column 6  Column 7      Column 8
--------                           -------------- --------- -------- ------------------- ---------- -------- -------------------
                                                                                                              Voting Authority
                                                             Value   SHRS or  SH / PUT / Investment  Other   -------------------
Name of Issuer                     Title of Class  CUSIP    (x$1000) PRN Amt  PRN  CALL  Discretion Managers   Sole   Shared Non
--------------                     -------------- --------- -------- -------- ---- ----- ---------- -------- -------- ------ ---
PIMCO ETF TR                       0-5 HIGH YIELD 72201R783   160279  1527630  SH           Sole              1527630
PIMCO ETF TR                       ENHAN SHRT
                                   MAT            72201R833   141888  1397221  SH           Sole              1397221
POWERSHARES GLOBAL ETF TRUST       FDM HG YLD
                                   RAFI           73936T557     2365   122338  SH           Sole               122338
POWERSHARES QQQ TRUST              UNIT SER 1     73935A104   962708 13992646  SH           Sole             13992646
POWERSHARES ETF TR II              S&P 500 LOW
                                   VOL            73937B779   647814 21039754  SH           Sole             21039754
POWERSHARES DB CMDTY IDX TRA       UNIT BEN INT   73935S105   569869 20669898  SH           Sole             20669898
POWERSHARES ETF TRUST              INTL DIV ACHV  73935X716     1595    95167  SH           Sole                95167
SPDR S&P 500 ETF TRUST             TR Unit        78462F103   488863  3129925  SH           Sole              3129925
SPDR SERIES TRUST                  BARC SHT TR CP 78464A474   818138 26597473  SH           Sole             26597473
SPDR GOLD TRUST                    GOLD SHS       78463V107    83742   539025  SH           Sole               539025
SPDR SERIES TRUST                  DB INT GVT ETF 78464A490     1793    28993  SH           Sole                28993
SPDR SERIES TRUST                  BRCLYS INTL
                                   ETF            78464A516     2096    35944  SH           Sole                35944
SPDR INDEX SHS FDS                 S&P CHINA ETF  78463X400     3408    48290  SH           Sole                48290
VANGUARD BD INDEX FD INC           TOTAL BND
                                   MRKT           921937835  1610723 19260107  SH           Sole             19260107
VANGUARD INDEX FDS                 REIT ETF       922908553   968053 13772269  SH           Sole             13772269
VANGUARD INDEX FDS                 TOTAL STK MKT  922908769   590070  7313712  SH           Sole              7313712
VANGUARD TAX- MANAGED INTL FD      MSCI EAFE ETF  921943858   433510 11942419  SH           Sole             11942419
VANGUARD INTL EQUITY INDEX F       MSCI EMR MKT
                                   ETF            922042858   247948  5782360  SH           Sole              5782360
VANGUARD SPECIALIZED PORTFOL       DIV APP ETF    921908844  1077709 16493872  SH           Sole             16493872

Column 1                              Column 2    Column 3  Column 4      Column 5        Column 6  Column 7      Column 8
--------                           -------------- --------- -------- ------------------- ---------- -------- -------------------
                                                                                                              Voting Authority
                                                             Value   SHRS or  SH / PUT / Investment  Other   -------------------
Name of Issuer                     Title of Class  CUSIP    (x$1000) PRN Amt  PRN  CALL  Discretion Managers   Sole   Shared Non
--------------                     -------------- --------- -------- -------- ---- ----- ---------- -------- -------- ------ ---
WISDOMTREE TR                      ASIA LC DBT
                                   FD             97717X842   354441  6769315  SH                     Sole    6769315
WISDOMTREE TR                      EM LCL DEBT
                                   FD             97717X867     2352    44807  SH                     Sole      44807
WISDOMTREE TR                      JAPN HEDGE
                                   EQT            97717W851  1032355 23705063  SH                     Sole   23705063